Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	WESTERN COPPER AND GOLD CORPORATION
Document Type	40-F
Entity Address, Postal Zip Code	V6E 2Y3
City Area Code	604
Local Phone Number	628-2669
Document Annual Report	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Interactive Data Current	Yes
Entity Address, State or Province	BC
Entity Address, City or Town	Vancouver
Entity Address, Address Line One	Suite 907– 1030 West Georgia Street
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-0496216
Entity File Number	1-35075
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Fiscal Year Focus	2024
Entity Common Stock, Shares Outstanding	200,000,258
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Central Index Key	0001364125
Annual Information Form	true
Audited Annual Financial Statements	true
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	WRN
Security Exchange Name	NYSEAMER
Auditor Firm ID	271
Auditor Location	Vancouver, British Columbia, Canada
Auditor Name	PricewaterhouseCoopers LLP
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	903-5448
Contact Personnel Name	DL Services Inc
Entity Address, State or Province	WA
Entity Address, City or Town	Seattle
Entity Address, Address Line One	701 Fifth Avenue, Suite 6100